Organization and Description of Business (Details)							1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 16, 2020 shares	Aug. 17, 2020 USD ($) $ / shares shares	Feb. 06, 2020 shares	Jan. 27, 2020 $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 23, 2019 USD ($) $ / shares shares	Aug. 31, 2020 $ / shares shares	Jan. 31, 2020 shares	Dec. 31, 2020 USD ($) property state shares	Dec. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Class of Stock [Line Items]
Number of single-tenant retail net leased properties owned | property									203
Number of states in which entity operates | state									38
Contributions to operating partnership | $						$ 219,000,000.0
Number of OP units received (in shares)						11,797,645
Issuance of common stock in initial public offering, net | $		$ 227,300,000			$ 0				$ 227,301,000	$ 0
Term Loan
Class of Stock [Line Items]
Debt instrument, face amount | $											$ 14,100,000	$ 3,300,000
EBA EverSTAR Management, LLC
Class of Stock [Line Items]
Membership interest contributed						100.00%
Class B OP Units | EBA EverSTAR Management, LLC
Class of Stock [Line Items]
Number of OP units received (in shares)						500,752
Netstreit, L.P. (The Operating Partnership) | Class A OP Units
Class of Stock [Line Items]
Operating partnership units issued (in shares)						15,449,794
Netstreit, L.P. (The Operating Partnership) | Class A OP Units | Investor
Class of Stock [Line Items]
Number of OP units received (in shares)						3,652,149
Netstreit, L.P. (The Operating Partnership) | Class B OP Units
Class of Stock [Line Items]
Operating partnership units issued (in shares)						796,870
Netstreit, L.P. (The Operating Partnership) | Class B OP Units | Chief Executive Officer
Class of Stock [Line Items]
Number of OP units received (in shares)						8,884
Netstreit, L.P. (The Operating Partnership) | Class B OP Units | General Partner
Class of Stock [Line Items]
Number of OP units received (in shares)						287,234
Preferred stock
Class of Stock [Line Items]
Number of shares sold (in shares)				125
Shares sold (in dollars per share) | $ / shares				$ 1,000
Preferred stock, dividend rate				12.00%
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.01
Preferred stock, redemption price (in dollars per share) | $ / shares				1,000			$ 100
Redemption of preferred stock upon initial public offering (in shares)		125					125		125
Preferred stock | Until December 31, 2021
Class of Stock [Line Items]
Preferred stock, redemption premium per share (in dollars per share) | $ / shares				100
Preferred stock | After December 31, 2021
Class of Stock [Line Items]
Preferred stock, redemption premium per share (in dollars per share) | $ / shares				$ 0
Class A OP Units
Class of Stock [Line Items]
Number of OP units received (in shares)	13,681,561
Netstreit, L.P. (The Operating Partnership)
Class of Stock [Line Items]
Non-controlling interest holders ownership					33.40%	27.40%			5.80%
NETSTREIT Management, LLC | NETSTREIT TRS
Class of Stock [Line Items]
Membership interest issued						0.01%
Credit Facility | Term Loan
Class of Stock [Line Items]
Debt instrument, face amount | $					$ 175,000,000.0	$ 175,000,000.0
Revolver | Credit Facility | Line of Credit
Class of Stock [Line Items]
Line of credit facility, maximum borrowing capacity | $					$ 250,000,000.0	$ 250,000,000.0
Private Placement
Class of Stock [Line Items]
Number of shares sold (in shares)								11,797,645
Private Placement | Common stock
Class of Stock [Line Items]
Number of shares sold (in shares)						8,860,760
Shares sold (in dollars per share) | $ / shares						$ 19.75
Allotment Option, Initial Purchaser | Common stock
Class of Stock [Line Items]
Number of shares sold (in shares)			2,936,885
IPO
Class of Stock [Line Items]
Number of shares sold (in shares)		13,681,561
Issuance of common stock in initial public offering, net | $		$ 227,300,000
Payments of offering costs | $		$ 18,900,000
IPO | Common stock
Class of Stock [Line Items]
Number of shares sold (in shares)		12,244,732
IPO - Shares From Existing Shareholders | Common stock
Class of Stock [Line Items]
Shares sold (in dollars per share) | $ / shares		$ 18.00
IPO - Shares From Existing Shareholders | Common stock | Netstreit, L.P. (The Operating Partnership)
Class of Stock [Line Items]
Number of shares sold (in shares)		255,268							2,441,869
Over-Allotment Option
Class of Stock [Line Items]
Number of shares sold (in shares)	1,436,829